BORROWINGS (Details Narrative) - Hong Kong [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Minimum [Member]
Interest rate	2.75%	2.75%
Term years	1 year	1 year
Maximum [Member]
Interest rate	20.25%	20.25%
Term years	3 years	3 years